SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

January 20, 2010

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:


/s/ Robert R. Magill   Blue Ball, PA   January 21, 2010
--------------------   -------------   ----------------
    [Signature]        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----------------------
      28-06587         Susquehanna Bancshares

[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       128
Form 13F Information Table Value Total:  $254,725
                                       (thousands)

List of Included Managers:

ASSETS AS OF 12/31/09
REQUESTED MODEL: BNK
FOR PRINT LOCATION CODE: LI

REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F 01/19/2010      PAGE 1
                                                                          AS OF 12/31/09

- - - - - - COL1 - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - COL5 - - - - - COL6 - - COL7 - - - - COL8 - - - -
                                                                                INVESTMENT
                                                                                DISCRETION          VOTING AUTHORITY
                                                          MARKET               ------------     ----------------------
                                                          VALUE   SHS OR  PUT  SOLE SHR OTH OTH   SOLE  SHARED   NONE
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X $1000) PRN AMT CALL (A)  (B) (C) MGR   (A)     (B)    (C)
------------------------------ -------------- --------- --------- ------- ---- ---- --- --- --- ------- ------ -------
AT&T INC                       COM            00206R102     6,779 241,851 SH     X              241,851
AT&T INC                       COM            00206R102       468  16,693 SH             X       12,668          4,025
ABBOTT LABS                    COM            002824100     5,990 110,950 SH     X              110,950
ABBOTT LABS                    COM            002824100       189   3,500 SH             X        2,050          1,450
ADVENT CLAYMORE ENH GRW & IN   COM            00765E104       125  11,190 SH             X       11,190
ALLIED IRISH BKS P L C         SPON ADR ORD   019228402        74  21,057 SH     X               21,057
ALLIED IRISH BKS P L C         SPON ADR ORD   019228402        52  14,772 SH             X       14,772
ARCHER DANIELS MIDLAND CO      COM            039483102     6,868 219,365 SH     X              219,365
ARCHER DANIELS MIDLAND CO      COM            039483102       303   9,675 SH             X        5,025          4,650
BP PLC                         SPONSORED ADR  055622104     3,995  68,910 SH     X               68,910
BP PLC                         SPONSORED ADR  055622104       370   6,378 SH             X        4,746   228    1,404
BANK OF AMERICA CORPORATION    COM            060505104       172  11,422 SH     X               11,422
BANK OF AMERICA CORPORATION    COM            060505104        32   2,152 SH             X        2,152
BARRICK GOLD CORP              COM            067901108     5,895 149,697 SH     X              149,697
BARRICK GOLD CORP              COM            067901108       281   7,138 SH             X        4,295          2,843
BLACKLIGHT POWER INC                          107003998       205      29 SH     X                   29
BRISTOL MYERS SQUIBB CO        COM            110122108     5,784 229,085 SH     X              229,085
BRISTOL MYERS SQUIBB CO        COM            110122108       295  11,675 SH             X        8,075          3,600
CAMECO CORP                    COM            13321L108     4,880 151,700 SH     X              151,700
CAMECO CORP                    COM            13321L108       236   7,325 SH             X        6,075          1,250
CENTRAL FD CDA LTD             CL A           153501101    10,887 790,037 SH     X              790,037
CENTRAL FD CDA LTD             CL A           153501101       424  30,800 SH             X       18,800         12,000
CHEVRON CORP NEW               COM            166764100     4,779  62,074 SH     X               62,074
CHEVRON CORP NEW               COM            166764100       251   3,263 SH             X        2,012          1,251
CISCO SYS INC                  COM            17275R102     1,231  51,425 SH     X               51,425
CISCO SYS INC                  COM            17275R102        30   1,250 SH             X        1,250
COCA COLA CO                   COM            191216100     8,108 142,245 SH     X              142,245
COCA COLA CO                   COM            191216100       441   7,735 SH             X        5,635          2,100
CONOCOPHILLIPS                 COM            20825C104     5,052  98,929 SH     X               98,929
CONOCOPHILLIPS                 COM            20825C104       275   5,375 SH             X        3,700          1,675
DEERE & CO                     COM            244199105     6,404 118,395 SH     X              118,395
DEERE & CO                     COM            244199105       365   6,754 SH             X        4,625          2,129
DIAMONDS TR                    UNIT SER 1     252787106       376   3,612 SH     X                3,612
E M C CORP MASS                COM            268648102     3,105 177,750 SH     X              177,750
E M C CORP MASS                COM            268648102        47   2,700 SH             X          525          2,175
EATON VANCE TX MGD DIV EQ IN   COM            27828N102       145  11,010 SH             X       11,010
EXELON CORP                    COM            30161N101     3,102  63,475 SH     X               63,475
EXELON CORP                    COM            30161N101       231   4,725 SH             X        3,050   400    1,275
EXXON MOBIL CORP               COM            30231G102     2,607  38,232 SH     X               38,232
EXXON MOBIL CORP               COM            30231G102     1,382  20,272 SH             X       18,371   400    1,501
FULTON FINL CORP PA            COM            360271100       216  24,761 SH     X               24,546            215
FULTON FINL CORP PA            COM            360271100       174  19,917 SH             X       19,917
GENERAL ELECTRIC CO            COM            369604103     5,350 353,600 SH     X              353,600
GENERAL ELECTRIC CO            COM            369604103       386  25,504 SH             X       21,325          4,179
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105     3,249  76,895 SH     X               76,895
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105       191   4,525 SH             X        3,300          1,225
GOLD FIELDS LTD NEW            SPONSORED ADR  38059T106     2,765 210,875 SH     X              210,875
GOLD FIELDS LTD NEW            SPONSORED ADR  38059T106       183  13,950 SH             X       10,125          3,825
GOLDCORP INC NEW               COM            380956409     8,000 203,355 SH     X              203,355
GOLDCORP INC NEW               COM            380956409       296   7,525 SH             X        4,850          2,675
INTEL CORP                     COM            458140100     4,514 221,256 SH     X              221,256
INTEL CORP                     COM            458140100       261  12,801 SH             X       10,119          2,682
INTERNATIONAL BUSINESS MACHS   COM            459200101       738   5,637 SH     X                5,637
INTERNATIONAL BUSINESS MACHS   COM            459200101        60     460 SH             X          460
ISHARES INC                    MSCI JAPAN     464286848     6,266 643,285 SH     X              643,285
ISHARES INC                    MSCI JAPAN     464286848       178  18,304 SH             X        8,500          9,804
ISHARES TR INDEX               MSCI EMERG MKT 464287234        96   2,305 SH     X                2,305
ISHARES TR INDEX               MSCI EMERG MKT 464287234       130   3,140 SH             X        3,140
ISHARES TR INDEX               MSCI EAFE IDX  464287465       801  14,497 SH     X               14,497
ISHARES TR INDEX               MSCI EAFE IDX  464287465       198   3,575 SH             X        3,485             90
JPMORGAN CHASE & CO            COM            46625H100     3,197  76,711 SH     X               76,711
JPMORGAN CHASE & CO            COM            46625H100       169   4,060 SH             X        3,060          1,000
JAPAN SMALLER CAPTLZTN FD IN   COM            47109U104     1,046 142,935 SH     X              142,935
JAPAN SMALLER CAPTLZTN FD IN   COM            47109U104        28   3,825 SH             X        2,725          1,100
JOHNSON & JOHNSON              COM            478160104     4,588  71,235 SH     X               71,235
JOHNSON & JOHNSON              COM            478160104       696  10,808 SH             X        9,283          1,525
KRAFT FOODS INC                CL A           50075N104        84   3,108 SH     X                3,108
KRAFT FOODS INC                CL A           50075N104       161   5,907 SH             X        5,407            500
KROGER CO                      COM            501044101     2,990 145,650 SH     X              145,650
KROGER CO                      COM            501044101       105   5,100 SH             X        3,475          1,625
MARKET VECTORS ETF TR          AGRIBUS ETF    57060U605     3,937  89,900 SH     X               89,900
MARKET VECTORS ETF TR          AGRIBUS ETF    57060U605        88   2,000 SH             X        2,000
MERCERSBURG FINL CORP          COM            58817A108       162  10,120 SH     X               10,120
MERCK & CO INC NEW             COM            58933Y105     5,730 156,807 SH     X              156,807
MERCK & CO INC NEW             COM            58933Y105       350   9,586 SH             X        6,911          2,675
MICROSOFT CORP                 COM            594918104     3,696 121,271 SH     X              121,271
MICROSOFT CORP                 COM            594918104       405  13,294 SH             X       12,294          1,000
MONSANTO CO NEW                COM            61166W101     5,440  66,540 SH     X               66,540
MONSANTO CO NEW                COM            61166W101       178   2,175 SH             X          850          1,325
NEWMONT MINING CORP            COM            651639106     7,723 163,251 SH     X              163,251
NEWMONT MINING CORP            COM            651639106       305   6,457 SH             X        3,600          2,857
NIPPON TELEG & TEL CORP        SPONSORED ADR  654624105     5,450 276,075 SH     X              276,075
NIPPON TELEG & TEL CORP        SPONSORED ADR  654624105       251  12,725 SH             X        9,325          3,400
ORACLE CORP                    COM            68389X105     3,761 153,325 SH     X              153,325
ORACLE CORP                    COM            68389X105       400  16,324 SH             X       14,424          1,900
PPL CORP                       COM            69351T106       260   8,059 SH     X                8,059
PPL CORP                       COM            69351T106       217   6,706 SH             X        5,306          1,400
PARAGON TECHNOLOGIES INC       COM            69912T108        25  10,500 SH     X               10,500
PAYCHEX INC                    COM            704326107     3,287 107,265 SH     X              107,265
PAYCHEX INC                    COM            704326107       112   3,650 SH             X        2,350          1,300
PEPSICO INC                    COM            713448108     3,642  59,901 SH     X               59,901
PEPSICO INC                    COM            713448108       204   3,350 SH             X        2,750            600
PFIZER INC                     COM            717081103     6,671 366,754 SH     X              366,754
PFIZER INC                     COM            717081103       343  18,875 SH             X       12,875          6,000
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD 73936B408       538  20,350 SH     X               20,350
PROCTER & GAMBLE CO            COM            742718109     4,819  79,487 SH     X               79,487
PROCTER & GAMBLE CO            COM            742718109       450   7,430 SH             X        6,680            750
PROGRESS ENERGY INC            COM            743263105     4,491 109,520 SH     X              109,520
PROGRESS ENERGY INC            COM            743263105       271   6,600 SH             X        4,750          1,850
QUALCOMM INC                   COM            747525103     3,745  80,950 SH     X               80,950
QUALCOMM INC                   COM            747525103       124   2,675 SH             X        1,775            900
ROYAL DUTCH SHELL PLC          SPON ADR B     780259107     2,396  41,221 SH     X               41,221
ROYAL DUTCH SHELL PLC          SPON ADR B     780259107       114   1,961 SH             X        1,461            500
RYDEX ETF TRUST                S&P 500 EQ TRD 78355W106       769  19,453 SH     X               19,453
RYDEX ETF TRUST                S&P 500 EQ TRD 78355W106        26     655 SH             X          655
SPDR TR                        UNIT SER 1     78462F103     6,232  55,924 SH     X               55,924
SPDR TR                        UNIT SER 1     78462F103       276   2,475 SH             X        2,475
SCHLUMBERGER LTD               COM            806857108        59     900 SH     X                  900
SCHLUMBERGER LTD               COM            806857108       164   2,525 SH             X        2,025            500
SHAW GROUP INC                 COM            820280105     3,888 135,240 SH     X              135,240
SHAW GROUP INC                 COM            820280105       171   5,950 SH             X        4,025          1,925
SOUTHERN CO                    COM            842587107     3,269  98,118 SH     X               98,118
SOUTHERN CO                    COM            842587107       132   3,950 SH             X        2,800          1,150
SUSQUEHANNA BANCSHARES INC P   COM            869099101     1,758 298,401 SH     X                             298,401
SUSQUEHANNA BANCSHARES INC P   COM            869099101        30   5,164 SH             X                       5,164
TEMPLETON EMERGING MKTS FD I   COM            880191101     1,441  73,330 SH     X               73,330
TEMPLETON EMERGING MKTS FD I   COM            880191101         4     200 SH             X          200
TYSON FOODS INC                CL A           902494103     5,428 442,417 SH     X              442,417
TYSON FOODS INC                CL A           902494103       224  18,250 SH             X       11,500          6,750
VANGUARD INDEX FDS             STK MRK ETF    922908769       451   8,000 SH     X                8,000
VERIZON COMMUNICATIONS INC     COM            92343V104     7,855 237,099 SH     X              237,099
VERIZON COMMUNICATIONS INC     COM            92343V104       460  13,873 SH             X       10,673          3,200
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209     4,010 173,688 SH     X              173,688
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209       124   5,367 SH             X        3,617          1,750
WAL MART STORES INC            COM            931142103     3,835  71,758 SH     X               71,758
WAL MART STORES INC            COM            931142103       278   5,200 SH             X        3,900          1,300
WASTE MGMT INC DEL             COM            94106L109     4,685 138,577 SH     X              138,577
WASTE MGMT INC DEL             COM            94106L109       220   6,506 SH             X        4,200          2,306

FINAL TOTALS                                              254,725

FORM 13F INFORMATION TABLE ENTRY TOTAL   128